Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable		$ 45,065	$ 51,331
Less: Allowance for doubtful accounts		(110)	(403)	$ (273)
Accounts Receivable, Net, Current	$ 54,306	$ 44,955	$ 50,928